Related Parties - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 10, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Expenses for various services provided by a related party			$ 75,000	$ 38,775	$ 255,000	$ 174,625	$ 253,467	$ 173,250
Accrued related party costs		30,051	86,783		86,783		70,899	30,051
Warrants exercisable price			$ 2.04		$ 2.04
Fair value adjustment of warrants	122,500	140,940			96,800		96,800
Issuance of warrants to placement agent	122,500						122,500
TRC
Related Party Transaction [Line Items]
Reimbursable administrative expenses			6,233	1,295	29,783	12,266	30,457	16,082
Accrued related party costs		13,333					70,899	13,333
Series A Convertible Preferred Stock | Two Thousand Eleven Financing |
Related Party Transaction [Line Items]
Placement agent fees paid during period					673,420		673,420
Preferred shares received			148,146		148,146		148,146
Percentage of aggregate number of shares of convertible preferred stock					5.00%		5.00%
Warrants exercisable period					5 years		5 years
Warrants exercisable price			$ 1.73		$ 1.73		$ 1.73
Fair value adjustment of warrants					$ 96,800		$ 96,800